CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue:
Online games	$ 270,316,194	1,701,343,096	1,289,480,817	1,293,018,121
Licensing revenues	8,665,171	54,537,719	42,666,674	10,687,252
Other revenue, net	5,773,287	36,336,494	667,960	130,074
Total net revenue	284,754,652	1,792,217,309	1,332,815,451	1,303,835,447
Cost of services	(40,872,344)	(257,246,446)	(199,122,245)	(204,069,659)
Gross profit	243,882,308	1,534,970,863	1,133,693,206	1,099,765,788
Operating (expenses) income
Research and product development	(36,576,585)	(230,209,370)	(186,036,564)	(113,354,460)
Sales and marketing	(27,007,347)	(169,981,540)	(143,006,150)	(119,600,377)
General and administrative	(16,480,587)	(103,727,165)	(119,447,009)	(121,446,102)
Government financial incentives	7,586,075	47,746,000	57,386,000	88,460,000
Impairment of intangible assets			(46,557,669)
Total operating expenses	(72,478,444)	(456,172,075)	(437,661,392)	(265,940,939)
Income from operations	171,403,864	1,078,798,788	696,031,814	833,824,849
Interest income	22,495,963	141,587,341	136,097,898	102,200,467
Investment (loss) income	484,218	3,047,619		(5,970,899)
Other income, net	6,920,724	43,558,342	65,465,834	14,024,846
Income before income tax expenses	201,304,769	1,266,992,090	897,595,546	944,079,263
Income tax expenses	(55,987,261)	(352,378,221)	(89,322,402)	(85,060,010)
Share of loss of an equity investee	(1,305,709)	(8,218,001)	(648,106)
Net income	144,011,799	906,395,868	807,625,038	859,019,253
Net loss (income) attributable to non controlling interests	(4,199,144)	(26,428,994)	3,562,795	294,493
Net income attributable to the Company's shareholders	139,812,655	879,966,874	811,187,833	859,313,746
Other comprehensive loss, net of tax
Foreign currency translation	(13,461,893)	(84,727,808)	(73,194,240)	(12,768,786)
Reclassification adjustment				(1,813,513)
Unrealized holding losses	(2,541,756)	(15,997,558)	(14,540,051)	(30,951,002)
Total other comprehensive loss, net of tax	(16,003,649)	(100,725,366)	(87,734,291)	(45,533,301)
Comprehensive income	$ 123,809,006	779,241,508	723,453,542	813,780,445
Earnings per share:
Basic	$ 0.60	3.79	3.57	3.80
Diluted	$ 0.60	3.79	3.47	3.67
Weighted average ordinary shares:
Basic	232,004,879	232,004,879	227,308,854	226,278,227
Diluted	232,004,879	232,004,879	233,928,400	233,960,556